CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Retained earnings / (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Total Baozun shareholders' equity [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2016	¥ 100	¥ 1,761,430	¥ (233,866)	¥ 44,348	¥ 1,572,012			¥ 1,572,012
Beginning balance, shares at Dec. 31, 2016 | shares	159,411,982
Net income			208,866		208,866	¥ 264		209,130
Share-based compensation		58,231			58,231			58,231
Exercise of share options and vesting of restricted share units ("RSUs")	¥ 3	4,264			4,267			4,267
Exercise of share options and vesting of restricted share units ("RSUs") (in shares) | shares	6,713,415
Acquisition of a subsidiary						17,150		17,150
Foreign currency translation adjustment				(34,353)	(34,353)			(34,353)
Ending balance at Dec. 31, 2017	¥ 103	1,823,925	(25,000)	9,995	1,809,023	17,414		1,826,437
Ending balance, shares at Dec. 31, 2017 | shares	166,125,397
Net income			269,712		269,712	59		269,771
Share-based compensation		75,862			75,862			75,862
Exercise of share options and vesting of restricted share units ("RSUs")	¥ 3	3,716			3,719			3,719
Exercise of share options and vesting of restricted share units ("RSUs") (in shares) | shares	6,423,214
Foreign currency translation adjustment				19,227	19,227			19,227
Ending balance at Dec. 31, 2018	¥ 106	1,903,503	244,712	29,222	2,177,543	17,473		2,195,016
Ending balance, shares at Dec. 31, 2018 | shares	172,548,611
Net income			281,297		281,297	594	$ 40,491	281,891
Net income attributable to redeemable non-controlling interests						(781)	(112)	(781)
Issuance of ordinary shares under ADS lending arrangement	¥ 9				9			9
Issuance of ordinary shares under ADS lending arrangement (in shares) | shares	12,692,328
ADS lending arrangement in connection with issuance of convertible senior notes		33,836			33,836			33,836
Share-based compensation		75,183			75,183			75,183
Exercise of share options and vesting of restricted share units ("RSUs")		1,705			1,705			1,705
Exercise of share options and vesting of restricted share units ("RSUs") (in shares) | shares	2,978,728
Contribution from non-controlling interests						4,500		4,500
Foreign currency translation adjustment				(842)	(842)		(121)	(842)
Ending balance at Dec. 31, 2019	¥ 115	¥ 2,014,227	¥ 526,009	¥ 28,380	¥ 2,568,731	¥ 21,786	$ 372,104	¥ 2,590,517
Ending balance, shares at Dec. 31, 2019 | shares	188,219,667